UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-05407

                                 Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                         Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

Money Market Portfolio

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

Semi-Annual Report

February 28, 2014

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

An investment in the TCU Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Balance sheet dynamics shifted in 2013 at the nation’s credit unions as growth in the loan portfolio surpassed that of shares for the first time since 2007. Record loan originations were driven by consumer lending as the mortgage market cooled due to lower refinancing activity. Although share growth slowed from 2012 levels, growth continues to be strongest in the core regular savings and share draft accounts. With 2.4 million new members added during the year, consumers are turning to credit unions for financial services at an unprecedented pace.

With loan growth surpassing share growth, credit union investment balances declined to $378 billion at year-end 2013. The rise in longer-term interest rates beginning in the second quarter of the year resulted in the investment portfolio extending in maturity. The proportion of the portfolio that matures in more than one year rose to 59% at year-end from 54% as of December 2012. Nevertheless, the continued low interest rate environment resulted in the portfolio yield declining 17 basis points from the prior year to 1.17% as of December 2013.

The extension of investment portfolio maturities due to shifts in the interest rate environment underscores the value of the Trust for Credit Unions (“TCU”) portfolios’ duration targets. With uncertainty about when and by how much interest rates will move, incorporating mutual funds that are actively managed to their duration targets into an investment portfolio can provide a steady duration component in an overall portfolio strategy. The TCU family of mutual funds is designed so that investors can utilize a duration profile that meets their balance sheet objectives. The three Portfolios complement each other with different objectives and duration targets, while providing daily pricing and same-day or next-day liquidity.

The cumulative total return for the Ultra-Short Duration Portfolio, TCU Share Class was 0.10% for the 6-month period ended February 28, 2014. The Short Duration Portfolio, TCU Share Class’ cumulative total return was 0.43% over the same period. The Money Market Portfolio’s standardized 7-day current and effective yields, with fee waivers, as of February 28, 2014 was 0.01%.

We appreciate the continued support of the 36 credit unions in the Callahan Credit Union Financial Services LLLP partnership as well as our other TCU investors. We are also pleased to be working with EasCorp, Missouri Corporate, Xtend and CUSO Financial Services in providing support services for TCU. These organizations exemplify the power of collaboration.

Please visit our website, www.TrustCU.com, for the most current information on the funds, including performance and portfolio holdings. Let us know if there are other ways in which we can help complement your credit union’s investment strategy.

Sincerely,

Jay Johnson

President and Treasurer

Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU MONEY MARKET PORTFOLIO

Investment Objective

The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2014, MMP had a one-year simple average yield of 0.04% for TCU shares. This compared to the 0.03% simple average yield for the iMoneyNet First Tier - Institutional Only Average for the same period.

As of February 28, 2014, the Portfolio had standardized 7-day current and effective yields, with fee waivers, of 0.01%. As of that date, the Portfolio’s standardized 7-day current and effective yields, without fee waivers, would have been -0.44%. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolio. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.

Q. How did you manage the Portfolio during the Reporting Period?

In the beginning of the Reporting Period, we positioned the Portfolio toward the shorter end of its weighted average maturity (“WAM”) range, which averaged between 35 and 55 days. Repurchase agreement rates were in the single digits throughout most of the Reporting Period, as the dominant secular theme was one of continued reserve creation and scarcity of high quality assets. We extended the Portfolio’s WAM into the fourth quarter of 2013 and through the end of the Reporting Period, taking advantage of opportunities to opportunistically extend the WAM while still maintaining high levels of liquidity in overnight repurchase agreements.

Q. How was the Portfolio invested?

During the Reporting Period, the Portfolio had investments in Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposit. A meaningful portion of the Portfolio was invested in overnight repurchase agreements and bills maturing within one week, giving daily liquidity to the Portfolio.

Q. Did you make any changes to the Portfolio during the Reporting Period?

As mentioned earlier, we made adjustments to the Portfolio’s WAM based on then-current market conditions and our near-term view, as well as our anticipated and actual Federal Reserve Board (the “Fed”) monetary policy statements.

Q. What is the Portfolio’s tactical view and strategy for the months ahead?

In our opinion, interest rates are likely to remain low at least through mid-to-late 2015 or early 2016, with the Fed holding the targeted federal funds rate near zero. In the near term, we expect to see a moderate increase in yields and a period of elevated Treasury bill issuance as the tax filing deadline approaches and the U.S. Treasury adjusts its auction sizes to accommodate its cash needs. We remain positioned to take advantage of any back-up in yields, as the ramp up in supply continues. We expect repurchase agreement rates will continue to be at or near the level of the Fed facility.

Benchmark Definition

iMoneyNet First Tier Institutional Average

iMoneyNet First Tier Institutional Average (the “Average”) is a widely recognized composite of institutional money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

PORTFOLIO COMPOSITION

TCU MONEY MARKET PORTFOLIO (Unaudited)

February 28, 2014*

August 31, 2013*

*	These percentages reflect portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

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INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by BofA Merrill Lynch.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2014, the cumulative total return of USDGP was 0.10% for TCU shares versus a 0.10% cumulative total return of the Portfolio’s blended benchmark, the Nine-Month U.S. Treasury Index (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by BofA Merrill Lynch). The cumulative total returns for the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index were 0.08% and 0.11%, respectively. The Portfolio’s NAV per share at the end of the Reporting Period was $9.56, versus $9.58 on August 31, 2013.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Both top-down and bottom-up strategies had an impact on the Portfolio’s performance during the Reporting Period. Within our top-down strategies, our duration and yield curve positioning strategy contributed to performance. Our cross-sector strategy also proved positive, mainly due to the Portfolio’s exposure to agency mortgage-backed securities (“MBS”). Bottom-up individual issue selection, particularly within the collateralized sector, detracted from returns, while selection of U.S. Treasuries within the government/agency sector was positive for performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark outperformed during the Reporting Period. Our overweight exposure to agency MBS, mainly in September and December 2013, drove excess returns. Agency MBS spreads rallied following the Federal Reserve Board’s (“Fed”) decision to not taper its asset purchases at its September 2013 meeting.

The Portfolio’s security selection strategies detracted from returns, with the majority of underperformance coming from the collateralized strategy. The Portfolio’s collateralized selection, primarily from collateralized mortgage obligations (“CMOs”) and adjustable rate mortgages (“ARMs”) had a negative impact on performance. This was slightly offset, however, by exposure to short-dated U.S. Treasuries within the government/agency sector.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning had a positive impact on performance during the Reporting Period. The Portfolio’s overweight to the belly of the yield curve drove outperformance. These gains were slightly offset by the Portfolio’s underweight to the front end of the curve. At its December 2013 meeting the Fed said it would start reducing asset purchases in January 2014. This first step in the taper trimmed monthly purchases of both Treasuries and mortgage bonds by $5 billion, reducing the total from $85 billion to $75 billion. To mitigate the market impact of the taper announcement, the Fed reiterated its bias to keep rates low throughout the recovery. More recently, benchmark yields in core government markets continued to sell off in February 2014, as the Federal Open Market Committee meeting and press conference were more hawkish than expected, resulting in a significant tightening in financial conditions.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest change in the Portfolio’s allocation was an increase in its U.S. Treasury position. A corresponding decrease in allocation was concentrated in agency CMOs and cash.

Q. How was the Portfolio positioned at the end of February 2014?

At the end of the Reporting Period, the Portfolio’s largest allocations were in U.S. Treasuries, agency CMOs and agency debentures.

Benchmark Definitions

9-Month U.S. Treasury Index

The 9-month Treasury Index (6M T-Bill (50%)/1Y T-Note (50%)) is an equal weight blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index.

6-Month U.S. Treasury Bill Index and 1-Year U.S. Treasury Note Index

The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by BofA Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2014*

August 31, 2013*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2014*

August 31, 2013*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 28, 2014, was 0.43% for TCU shares, versus a 0.55% cumulative total return for the BofA Merrill Lynch Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.75, versus $9.74 on August 31, 2013.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Portfolio performance was driven primarily by cross-sector positioning. Individual security selection strategies detracted from returns, with the majority of underperformance coming from collateralized and government selection strategies. With respect to security selection strategies, the Portfolio’s collateralized mortgage obligations (“CMOs”), adjustable-rate mortgages (“ARMs”), and U.S. Treasuries were all negative contributors to performance. The Portfolio’s duration and term structure positioning detracted from returns as well.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark outperformed during the Reporting Period. Our overweight exposure to agency mortgage-backed securities (“MBS”), mainly in September and December 2013, drove excess returns. Agency MBS spreads rallied following the Federal Reserve Board’s (“Fed”) decision to not taper its asset purchases at its September 2013 meeting.

The Portfolio’s security selection strategies detracted from returns, with the majority of underperformance coming from the collateralized strategy. The Portfolio’s collateralized selection, primarily from CMOs and ARMs, had a negative impact on performance. This was slightly offset by exposure to short-dated U.S. Treasuries within the government/agency sector.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning had a negative impact on performance during the Reporting Period. This was mainly due to the Portfolio’s underweight to the 2-year portion of the yield curve. At its December 2013 meeting the Fed said it will start reducing asset purchases in January 2014. This first step in the taper trimmed monthly purchases of both Treasuries and mortgage bonds by $5 billion, reducing the total from $85 billion to $75 billion. To mitigate the market impact of the taper announcement, the Fed reiterated its bias to keep rates low throughout the recovery. More recently, benchmark yields in core government markets continued to sell off in February 2013, as the Federal Open Market Committee meeting and press conference were more hawkish than expected, resulting in a significant tightening in financial conditions.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest changes in the Portfolio’s allocation were increases in its U.S. Treasury and cash positions. A corresponding decrease in allocation was concentrated in agency CMO securities.

Q. How was the Portfolio positioned at the end of February 2014?

At the end of the Reporting Period, the Portfolio’s largest allocations were in domestic sovereign securities, agency CMOs, agency ARMs and cash.

Benchmark Definition

Two-Year U.S. Treasury Note Index

The Two-Year U.S. Treasury Note Index, as reported by BofA Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

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PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2014*

August 31, 2013*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2014*

August 31, 2013*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS

Money Market Portfolio

Portfolio of Investments – February 28, 2014 (Unaudited)

Par Value		Value

U.S. GOVERNMENT AGENCY SECURITIES - 37.16%
	Federal Farm Credit Bank - 2.06%
$1,700,000	0.135%, 08/15/14 (a)	$1,699,843
200,000	0.135%, 11/12/14 (a)	200,000

		1,899,843

	Federal Home Loan Bank - 35.10%
1,000,000	0.126%, 04/11/14 (a)	1,000,043
1,000,000	0.110%, 05/29/14	999,962
1,000,000	0.098%, 06/06/14 (a)	999,986
3,000,000	0.130%, 06/11/14	2,999,903
5,000,000	0.126%, 06/24/14 (a)	4,999,519
6,500,000	0.135%, 06/27/14 (a)	6,499,678
1,000,000	0.190%, 07/25/14	1,000,030
1,000,000	0.245%, 07/25/14	1,000,000
5,000,000	0.170%, 09/05/14	5,000,597
800,000	0.170%, 09/16/14	799,924
800,000	0.125%, 09/23/14	799,833
1,120,000	0.125%, 09/26/14	1,119,563
300,000	0.245%, 10/07/14	300,000
800,000	0.200%, 12/26/14	800,000
4,000,000	0.080%, 03/17/14	3,999,964

		32,319,002

	Total U.S. Government Agency Securities	34,218,845

	(Cost $34,218,845)

U.S. TREASURY OBLIGATIONS - 5.57%
	United States Treasury Notes & Bonds - 5.57%
100,000	0.250%, 05/31/14	100,034
5,000,000	2.250%, 05/31/14	5,026,565

		5,126,599

	Total U.S. Treasury Obligations	5,126,599

	(Cost $5,126,599)

U.S. GOVERNMENT-BACKED OBLIGATION - 2.72%
	Wells Fargo Bank
2,500,000	0.335%, 03/20/14 (a)	2,500,000

	U.S. Government-Backed Obligation	2,500,000

	(Cost $2,500,000)

REPURCHASE AGREEMENTS - 54.51%
10,000,000	Barclays, 0.050%, Dated 02/28/14, matures 03/03/14, repurchase price $10,000,042 (collateralized by $10,003,800 par amount of a U.S. Treasury Note with an interest rate of 2.750% due 11/15/23, total market value $10,200,040)	10,000,000
7,400,000	BNP Paribas, 0.060%, Dated 02/28/14, matures 03/03/14, repurchase price $7,400,037 (collateralized by $8,157,549 par amount of a U.S. Government Obligation with an interest rate of 3.500% due 08/01/42, total market value $7,548,000)	7,400,000

Par Value		Value

$32,800,000	Deutsche Bank, 0.060%, Dated 02/28/14, matures 03/03/14, repurchase price $32,800,164 (collateralized by $40,711,233 par amount of U.S. Government Obligations and a U.S. Treasury Note with interest rates of 2.750% to 4.500% due 12/15/24 to 01/15/41, total market value $33,456,068)	$32,800,000

	Total Repurchase Agreements	50,200,000

	(Cost $50,200,000)
	Total Investments - 99.96%	92,045,444

	(Cost $92,045,444) (b)
	Net Other Assets and Liabilities - 0.04%	41,389

	Net Assets - 100.00%	$92,086,833

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	At February 28, 2014, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments – February 28, 2014 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.25%
	Federal National Mortgage Association - 0.25%
$156,382	Series 2001-W4, Class AV1 0.436%, 02/25/32 (a)	$147,858
222,835	Series 2002-W2, Class AV1 0.416%, 06/25/32 (a)	219,721
1,133,791	Series 2002-T7, Class A1 0.376%, 07/25/32 (a)	1,081,285

	Total Asset-Backed Securities	1,448,864

	(Cost $1,513,118)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.87%
	Federal Home Loan Mortgage Corporation REMIC - 7.35%
17,379	Series 1009, Class D 0.755%, 10/15/20 (a)	17,561
44,386	Series 1066, Class P 1.055%, 04/15/21 (a)	44,959
62,839	Series 1222, Class P 2.280%, 03/15/22 (a) (b)	65,045
134,311	Series 1250, Class J 7.000%, 05/15/22 (b)	146,981
69,227	Series 1448, Class F 1.555%, 12/15/22 (a) (d)	70,996
2,167,637	Series 3710, Class DK 3.250%, 01/15/24 (b)	2,226,384
1,246,302	Series 3777, Class DA 3.500%, 10/15/24 (d)	1,302,415
4,450,539	Series 2977, Class M 5.000%, 05/15/25 (b)	4,850,138
3,992,621	Series 3694, Class AG 3.500%, 11/15/27 (d)	4,038,130
6,002,810	Series 3346, Class FT 0.505%, 10/15/33 (a) (b)	5,999,791
3,181,355	Series 3033, Class CI 5.500%, 01/15/35 (b)	3,331,690
4,666,940	Series 3208, Class FH 0.555%, 08/15/36 (a)	4,679,091
430,704	Series 3231, Class FB 0.505%, 10/15/36 (a)	430,354
566,701	Series 3827, Class J 4.000%, 11/15/36 (d)	570,013
334,794	Series 3314, Class FC 0.555%, 12/15/36 (a)	335,091
3,534,653	Series 3545, Class FA 1.005%, 06/15/39 (a)	3,581,900
1,024,199	Series 3827, Class KF 0.525%, 03/15/41 (a)	1,028,725
311,495	Series 3868, Class FA 0.555%, 05/15/41 (a)	312,103
9,569,407	Series 4109, Class EC 2.000%, 12/15/41 (d)	9,616,576

		42,647,943

	Federal National Mortgage Association REMIC - 7.23%
1,444,616	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	1,496,568
285,398	Series 1990-145, Class A 1.099%, 12/25/20 (a)	289,053
346,745	Series 1991-67, Class J 7.500%, 08/25/21 (b)	389,590

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$294,604	Series 1992-137, Class F 1.156%, 08/25/22 (a)	$299,134
359,920	Series 1993-27, Class F 1.306%, 02/25/23 (a) (c)	366,147
188,405	Series 1998-21, Class F 0.480%, 03/25/28 (a)	187,664
3,345,009	Series 2011-137, Class A 4.000%, 06/25/29 (d)	3,466,838
322,661	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	381,418
342,720	Series 2000-32, Class Z 7.500%, 10/18/30	396,924
2,223,115	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	2,268,203
638,204	Series 2006-45, Class TF 0.556%, 06/25/36 (a)	639,138
663,311	Series 2006-76, Class QF 0.556%, 08/25/36 (a) (b)	664,302
791,157	Series 2006-79, Class PF 0.556%, 08/25/36 (a) (b)	793,605
1,586,569	Series 2006-111, Class FA 0.536%, 11/25/36 (a)	1,587,723
571,604	Series 2007-75, Class VF 0.606%, 08/25/37 (a)	573,764
1,468,974	Series 2007-85, Class FC 0.696%, 09/25/37 (a)	1,477,884
875,420	Series 2007-86, Class FC 0.726%, 09/25/37 (a)	881,332
839,344	Series 2007-92, Class OF 0.726%, 09/25/37 (a)	845,136
1,012,399	Series 2007-99, Class FD 0.756%, 10/25/37 (a)	1,020,362
251,908	Series 2009-84, Class WF 1.256%, 10/25/39 (a)	255,254
3,474,462	Series 2010-123, Class FL 0.586%, 11/25/40 (a)	3,475,865
8,334,802	Series 2011-110, Class FE 0.556%, 04/25/41 (a) (b)	8,350,198
1,230,235	Series 2011-63, Class FG 0.606%, 07/25/41 (a)	1,234,176
2,341,477	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	2,321,106
8,197,842	Series 2008-22, Class FD 0.996%, 04/25/48 (a)	8,327,893

		41,989,277

	National Credit Union Administration - 1.29%
812,828	Series 2010-R2, Class 1A 0.526%, 11/06/17 (a)	814,479
653,600	Series 2011-R1, Class 1A 0.606%, 01/08/20 (a)	657,072
2,188,355	Series 2011-R2, Class 1A 0.556%, 02/06/20 (a)	2,196,562
829,174	Series 2011-R4, Class 1A 0.536%, 03/06/20 (a)	830,761
988,780	Series 2011-R3, Class 1A 0.556%, 03/11/20 (a)	992,256
662,598	Series 2011-R5, Class 1A 0.536%, 04/06/20 (a)	663,814

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2014 (Unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$387,888	Series 2011-R6, Class 1A 0.536%, 05/07/20 (a)	$388,252
484,451	Series 2010-R1, Class 1A 0.606%, 10/07/20 (a)	486,987
91,792	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	92,588
374,101	Series 2010-A1, Class A 0.508%, 12/07/20 (a)	374,481

		7,497,252

	Total Collateralized Mortgage Obligations	92,134,472

	(Cost $92,274,775)

MORTGAGE-BACKED OBLIGATIONS - 13.13%
	Federal Home Loan Mortgage Corporation - 3.26%
51,397	1.585%, 02/01/18 (a)	51,704
166,445	2.859%, 11/01/18 (a)	169,128
796,511	6.876%, 11/01/19 (a)	847,289
48,323	1.537%, 11/01/22 (a)	49,064
102,548	1.568%, 11/01/22 (a)	104,043
20,740	2.599%, 10/01/24 (a)	21,712
119,453	2.923%, 10/01/25 (a)	121,761
537,762	3.392%, 08/01/28 (a)	570,689
64,135	1.758%, 07/01/29 (a)	65,702
254,308	2.852%, 05/01/31 (a)	270,520
8,830,120	2.375%, 03/01/35 (a)	9,349,623
2,864,041	2.369%, 04/01/35 (a)	3,031,581
4,055,124	2.407%, 06/01/37 (a)	4,301,293

		18,954,109

	Federal Home Loan Mortgage Corporation Gold - 1.82%
2,430	6.500%, 06/01/14	2,438
1,199	6.000%, 12/01/14	1,205
43,113	8.000%, 12/01/15	44,460
59,668	6.000%, 03/01/16	61,881
8,891	6.500%, 07/01/16	8,955
151,685	5.000%, 10/01/17	162,118
182,921	5.000%, 11/01/17	195,545
2,066,079	4.500%, 05/01/18	2,201,741
3,584,777	4.500%, 06/01/18	3,820,917
138,999	5.500%, 01/01/20	150,505
3,296,945	4.500%, 10/01/20	3,513,847
38,963	3.500%, 12/01/20	41,197
161,167	3.000%, 09/01/21	168,731
62,997	3.000%, 12/01/21	65,958
47,035	3.500%, 10/01/22	49,624
62,156	3.000%, 06/01/23	65,096
3,659	4.500%, 07/01/23	3,946

		10,558,164

	Federal National Mortgage Association - 7.47%
41,596	8.500%, 04/01/16	43,160
45,659	3.828%, 07/01/17 (a)	48,959
19,927	1.618%, 11/01/17 (a)	19,994
66,432	2.066%, 11/01/17 (a)	67,120
11,558	2.316%, 11/01/17 (a)	11,720
120,360	2.070%, 03/01/18 (a)	121,624
2,073,835	2.800%, 03/01/18	2,166,867
4,408,255	3.620%, 03/01/18	4,742,085

Par Value		Value

	Federal National Mortgage Association - (continued)
$16,432	1.882%, 05/01/18 (a)	$16,607
45,016	2.042%, 06/01/18 (a)	45,886
508,582	2.739%, 10/01/18 (a)	522,510
6,136	2.525%, 02/01/19 (a)	6,246
28,114	1.875%, 05/01/19 (a)	28,455
103,150	6.864%, 12/01/19 (a)	111,874
93,104	1.863%, 01/01/20 (a)	93,858
7,497	5.000%, 01/01/20	8,042
40,334	1.938%, 05/01/20 (a)	40,338
186,317	5.833%, 05/01/20 (a)	198,195
269,644	3.500%, 09/01/20	286,355
22,617	3.500%, 10/01/20	24,018
59,531	3.500%, 03/01/21	63,223
299,520	6.660%, 02/01/22 (a)	318,614
38,206	3.020%, 01/01/23 (a)	38,912
90,203	2.866%, 03/01/24 (a)	91,532
29,486	2.860%, 04/01/25 (a)	31,276
29,341	5.925%, 10/01/25 (a)	31,212
265,459	3.173%, 02/01/27 (a)	272,370
800,544	5.000%, 03/01/27	864,267
87,161	1.970%, 07/01/27 (a)	88,959
151,672	2.155%, 07/01/27 (a)	154,889
179,749	4.657%, 01/01/29 (a)	194,971
42,548	4.658%, 02/01/29 (a)	46,151
2,372,654	2.542%, 08/01/29 (a)	2,412,194
80,989	2.263%, 07/01/31 (a)	85,263
88,503	2.380%, 07/01/32 (a)	93,512
61,497	2.505%, 07/01/32 (a)	65,236
16,854	6.000%, 08/01/32	18,758
268,816	2.750%, 09/01/32 (a)	285,953
214,523	1.984%, 01/01/33 (a)	222,130
85,957	2.337%, 06/01/33 (a)	90,972
1,210,858	4.610%, 08/01/33 (a)	1,313,403
7,932	6.000%, 11/01/33	8,924
797,410	2.193%, 04/01/34 (a)	839,604
520,663	2.034%, 07/01/34 (a)	539,715
527,825	2.034%, 08/01/34 (a)	547,061
170,075	6.000%, 09/01/34	189,183
4,417,117	2.330%, 10/01/34 (a)	4,697,646
6,091	6.000%, 10/01/34	6,810
4,346,829	2.382%, 11/01/34 (a)	4,600,127
71,685	6.000%, 05/01/35	79,754
1,626,953	2.322%, 06/01/35 (a)	1,719,512
10,032	6.000%, 07/01/36	11,170
1,997,478	2.405%, 12/01/36 (a)	2,123,121
980,307	2.563%, 07/01/37 (a)	1,040,962
4,406,675	2.376%, 09/01/37 (a)	4,669,724
109,743	6.500%, 11/01/37	117,820
2,615,124	2.286%, 01/01/38 (a)	2,781,838
73,840	6.000%, 06/01/38	82,242
260,457	6.000%, 09/01/38	290,694
28,113	6.000%, 11/01/38	31,390
2,635,534	2.213%, 05/01/39 (a)	2,770,521
223,114	6.000%, 10/01/39	249,162
569,075	2.034%, 08/01/44 (a)	590,018

		43,374,708

	Government National Mortgage Association - 0.58%
51,826	7.000%, 04/15/26	60,790
304,098	2.125%, 04/20/34 (a)	319,817
1,633,925	1.625%, 06/20/34 (a)	1,691,658

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2014 (Unaudited)

Par Value		Value

	Government National Mortgage Association - (continued)
$1,251,476	1.625%, 08/20/34 (a)	$1,295,976

		3,368,241

	Total Mortgage-Backed Obligations	76,255,222

	(Cost $74,724,269)

AGENCY DEBENTURES - 10.96%
	Federal Home Loan Banks
29,175,000	0.064%, 04/15/14	29,173,599
	Federal Home Loan Banks
28,925,000	0.165%, 05/01/14	28,923,583
	Small Business Administration
3,794	1.075%, 03/25/14 (a)	3,794
	Sri Lanka Government Aid Bond
5,500,000	0.544%, 11/01/24 (a) (e)	5,500,000

	Total Agency Debentures	63,600,976

	(Cost $63,590,223)

U.S. TREASURY OBLIGATIONS - 45.02%
	United States Treasury Notes & Bonds - 45.02%
126,000,000	0.060%, 03/20/14	125,997,932
16,500,000	0.065%, 03/20/14	16,499,729
47,900,000	0.250%, 03/31/14	47,903,736
71,000,000	0.135%, 04/24/14	70,995,620

	Total U.S. Treasury Obligations	261,397,017

	(Cost $261,382,985)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.38%
	FDIC Structured Sale Guaranteed Notes
1,247,264	Series 2010-S1, Class 1A 0.705%, 02/25/48 (a)	1,248,987
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,521,900	Series K501, Class A1 1.337%, 06/25/16 (d)	1,537,217
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/25/16 (d)	5,387,289
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (d)	1,771,567
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,753,857	Series KF01, Class A 0.518%, 04/25/19	1,754,334
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
19,505,894	Series KF02, Class A1 0.536%, 12/25/45 (a)	19,523,570

	Total U.S. Government-Backed Obligations	31,222,964

	(Cost $31,057,914)

Par Value		Value

REPURCHASE AGREEMENT - 9.23%
$53,600,000	Merrill Lynch, 0.040%, Dated 02/28/14, matures 03/03/14, repurchase price $53,600,179 (collateralized by $53,227,800 par amount of a U.S. Treasury Note with an interest rate of 1.500% due 06/30/16, total market value $54,672,017)	$53,600,000

	Total Repurchase Agreement	53,600,000

	(Cost $53,600,000)
	Total Investments - 99.84%	579,659,515

	(Cost $578,143,283) (f)
	Net Other Assets and Liabilities - 0.16%	908,871

	Net Assets - 100.00%	$580,568,386

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Support collateral.

(d)	This security has Sequential collateral.

(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2014, this security amounted to $5,500,000 or 0.9% of net assets.

(f)	Cost for U.S. federal income tax purposes is $578,143,283. As of February 28, 2014, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $2,029,275 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $513,043. The net unrealized appreciation was $1,516,232.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments – February 28, 2014 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.62%
	Federal Home Loan Mortgage Corporation REMIC - 8.66%
$161,530	Series 1448, Class F 1.555%, 12/15/22 (a) (c)	$165,659
2,301,804	Series 3710, Class DK 3.250%, 01/15/24 (b)	2,364,188
1,004,155	Series 2868, Class AV 5.000%, 08/15/24 (c)	1,094,447
1,029,143	Series 3777, Class DA 3.500%, 10/15/24 (c)	1,075,479
4,649,974	Series 2977, Class M 5.000%, 05/15/25 (b)	5,067,479
349,702	Series 1980, Class Z 7.000%, 07/15/27 (c)	393,992
4,697,660	Series 3694, Class AG 3.500%, 11/15/27 (c)	4,751,205
1,942,960	Series 2236, Class Z 8.500%, 06/15/30 (c)	2,309,994
4,980,161	Series 3346, Class FT 0.505%, 10/15/33 (a) (b)	4,977,656
5,059,201	Series 3471, Class FB 1.155%, 08/15/35 (a)	5,181,275
7,028,524	Series 3208, Class FA 0.555%, 08/15/36 (a)	7,036,783
2,361,584	Series 3208, Class FH 0.555%, 08/15/36 (a)	2,367,733
453,671	Series 3827, Class J 4.000%, 11/15/36 (c)	456,322
1,802,681	Series 3367, Class YF 0.705%, 09/15/37 (a)	1,814,932
5,700,131	Series 3371 class FA 0.755%, 09/15/37 (a)	5,726,899
840,369	Series 3827, Class KF 0.525%, 03/15/41 (a)	844,082
7,625,000	Series 4109, Class EC 2.000%, 12/15/41 (c)	7,662,584

		53,290,709

	Federal National Mortgage Association REMIC - 3.30%
54,404	Series 1988-12, Class A 3.741%, 02/25/18 (a)	55,671
1,767,582	Series 2009-70, Class TN 4.000%, 08/25/19	1,852,162
1,762,868	Series 2009-70, Class TM 4.000%, 08/25/19	1,847,223
268,055	Series G92-44, Class Z 8.000%, 07/25/22	288,882
1,790,842	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	1,827,164
698,665	Series 2006-45, Class TF 0.556%, 06/25/36 (a)	699,687
725,673	Series 2006-76, Class QF 0.556%, 08/25/36 (a) (b)	726,758
571,604	Series 2007-75, Class VF 0.606%, 08/25/37 (a)	573,764
1,373,069	Series 2010-123, Class FL 0.586%, 11/25/40 (a)	1,373,624
2,728,766	Series 2011-110, Class FE 0.556%, 04/25/41 (a) (b)	2,733,806
1,878,085	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	1,861,745

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$6,364,065	Series 2008-22, Class FD 0.996%, 04/25/48 (a)	$6,465,024

		20,305,510

	National Credit Union Administration - 0.66%
1,061,021	Series 2011-R2, Class 1A 0.558%, 02/06/20 (a)	1,065,000
829,174	Series 2011-R4, Class 1A 0.538%, 03/06/20 (a)	830,761
1,105,107	Series 2011-R3, Class 1A 0.556%, 03/11/20 (a)	1,108,992
662,598	Series 2011-R5, Class 1A 0.538%, 04/06/20 (a)	663,814
387,888	Series 2011-R6, Class 1A 0.538%, 05/07/20 (a)	388,252

		4,056,819

	Total Collateralized Mortgage Obligations	77,653,038

	(Cost $77,556,355)

MORTGAGE-BACKED OBLIGATIONS - 12.62%
	Federal Home Loan Mortgage Corporation - 1.11%
403,659	2.360%, 01/01/34 (a)	428,405
173,475	2.504%, 11/01/34 (a)	184,534
3,552,861	2.369%, 04/01/35 (a)	3,760,696
1,237,779	2.375%, 08/01/35 (a)	1,310,023
1,084,915	2.594%, 05/01/36 (a)	1,154,079

		6,837,737

	Federal Home Loan Mortgage Corporation Gold - 2.93%
534	7.000%, 03/01/15	544
160,112	5.000%, 10/01/17	171,124
193,083	5.000%, 11/01/17	206,409
205,993	8.000%, 11/01/17	219,211
164,149	5.500%, 03/01/18	174,565
73,920	5.500%, 04/01/18	78,156
1,697,805	4.500%, 05/01/18	1,809,285
101,503	6.500%, 05/01/18	113,541
2,972,742	4.500%, 06/01/18	3,168,566
11,116	6.000%, 10/01/18	12,319
1,716	6.000%, 11/01/18	1,902
797,259	5.500%, 02/01/19	854,458
147,176	5.500%, 01/01/20	159,358
2,242,054	5.000%, 04/01/20	2,398,311
2,730,498	4.500%, 10/01/20	2,910,134
32,249	3.500%, 12/01/20	34,099
130,676	3.000%, 09/01/21	136,809
52,498	3.000%, 12/01/21	54,965
38,931	3.500%, 10/01/22	41,074
53,276	3.000%, 06/01/23	55,796
483,401	5.000%, 08/01/35	528,669
55,658	5.000%, 12/01/35	60,725
631,061	5.000%, 03/01/37	687,502
1,060,430	5.000%, 05/01/37	1,154,639
835,736	5.000%, 02/01/38	909,783
281,873	5.000%, 03/01/38	306,789
241,875	5.000%, 09/01/38	263,366
845,097	5.000%, 12/01/38	919,850
540,036	5.000%, 01/01/39	588,003

		18,019,952

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2014 (Unaudited)

Par Value		Value

	Federal National Mortgage Association - 8.58%
$2,028	6.000%, 02/01/18	$2,254
1,225,448	2.800%, 03/01/18	1,280,421
707,623	5.500%, 05/01/18	753,566
22,627	6.000%, 05/01/18	25,157
185,206	5.500%, 06/01/18	196,929
1,112	6.000%, 08/01/18	1,237
1,954	6.000%, 09/01/18	2,173
221,491	5.500%, 10/01/18	236,693
240,283	5.500%, 11/01/18	256,778
191,575	6.000%, 11/01/18	213,049
17,231	5.500%, 12/01/18	18,457
311,821	6.000%, 12/01/18	346,782
275,786	6.000%, 01/01/19	306,778
1,878,001	3.334%, 01/25/19 (c)	1,945,538
3,880	6.000%, 02/01/19	4,314
92,009	6.000%, 04/01/19	102,325
22,155	6.000%, 05/01/19	24,646
222,564	3.500%, 09/01/20	236,357
18,668	3.500%, 10/01/20	19,824
49,137	3.500%, 03/01/21	52,184
75,943	6.000%, 10/01/23	84,191
640,435	5.000%, 03/01/27	691,414
149,178	7.000%, 08/01/28	167,793
547,284	7.000%, 11/01/28	616,993
36,336	7.000%, 02/01/32	42,278
46,922	2.360%, 05/01/32 (a)	49,575
170,423	7.000%, 05/01/32	191,801
276,058	2.751%, 09/01/32 (a)	293,657
63,623	7.000%, 09/01/32	71,990
828,720	2.340%, 07/01/33 (a)	875,109
402,289	2.224%, 11/01/33 (a)	419,867
1,114,282	2.340%, 12/01/33 (a)	1,177,232
412,341	2.419%, 03/01/34 (a)	438,375
764,724	2.307%, 04/01/34 (a)	807,862
224,308	2.310%, 08/01/34 (a)	235,165
2,529	6.000%, 09/01/34	2,842
1,447,375	1.964%, 10/01/34 (a)	1,509,117
430,794	2.334%, 10/01/34 (a)	458,257
4,321,978	1.916%, 01/01/35 (a)	4,509,617
355,657	2.514%, 03/01/35 (a)	373,892
1,082,963	2.595%, 04/01/35 (a)	1,150,167
889,175	2.195%, 05/01/35 (a)	932,708
481,745	2.302%, 05/01/35 (a)	502,223
883,121	2.437%, 05/01/35 (a)	938,071
612,058	1.787%, 06/01/35 (a)	634,308
1,789,648	2.323%, 06/01/35 (a)	1,891,463
3,466,740	4.120%, 06/01/35 (a)	3,604,886
843,240	1.888%, 08/01/35 (a)	876,250
1,246,890	2.500%, 08/01/35 (a)	1,326,379
2,288,348	2.586%, 09/01/35 (a)	2,434,230
927,825	3.115%, 09/01/35 (a)	986,974
518,983	2.210%, 10/01/35 (a)	547,829
1,430,324	2.228%, 11/01/35 (a)	1,517,895
1,346,538	2.612%, 03/01/36 (a)	1,432,380
863,005	2.614%, 04/01/36 (a)	922,775
6,112,188	2.294%, 12/01/37 (a)	6,509,372
2,470,226	2.625%, 12/01/37 (a)	2,639,754
2,043,024	2.286%, 01/01/38 (a)	2,173,266
2,242,270	2.212%, 05/01/39 (a)	2,357,114
211,319	5.000%, 10/01/39	234,080

Par Value		Value

	Federal National Mortgage Association - (continued)
$139,568	6.000%, 10/01/39	$155,790

		52,810,403

	Total Mortgage-Backed Obligations	77,668,092

	(Cost $75,674,719)

AGENCY DEBENTURES - 3.68%
	Federal Home Loan Mortgage Corporation - 1.58%
9,700,000	1.000%, 07/30/14	9,736,026

		9,736,026

	Federal National Mortgage Association - 2.10%
4,800,000	0.625%, 10/30/14	4,815,307
1,100,000	0.750%, 12/19/14	1,105,180
7,000,000	0.500%, 10/22/15	7,020,979

		12,941,466

	Total Agency Debentures	22,677,492

	(Cost $22,604,461)

U.S. TREASURY OBLIGATIONS - 62.29%
	United States Treasury Notes & Bonds - 62.29%
37,000,000	0.060%, 03/20/14	36,999,393
5,000,000	0.065%, 03/20/14	4,999,918
231,500,000	0.250%, 09/30/15	231,608,573
4,750,000	0.250%, 10/31/15	4,750,371
4,000,000	0.250%, 11/30/15	3,999,220
19,200,000	0.250%, 12/15/15	19,191,744
38,000,000	0.250%, 12/31/15	37,982,178
39,700,000	0.625%, 10/15/16	39,774,437
4,000,000	0.625%, 11/15/16	4,004,688

		383,310,522

	Total U.S. Treasury Obligations	383,310,522

	(Cost $382,806,085)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 1.99%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,521,900	Series K501, Class A1 1.337%, 06/25/16 (c)	1,537,217
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2 1.655%, 11/25/16 (c)	5,285,642
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2 2.699%, 05/25/18 (c)	1,563,147
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,425,009	Series KF01, Class A 0.518%, 04/25/19 (a) (c)	1,425,397
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,440,576

	Total U.S. Government-Backed Obligations	12,251,979

	(Cost $11,970,005)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2014 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 6.63%
$40,800,000	Merrill Lynch, 0.040%, Dated 02/28/14, matures 03/03/14, repurchase price $40,800,136 (collateralized by $39,710,100 par amount of U.S. Treasury Notes with interest rates of 1.250% to 3.125% due 10/31/16 to 11/30/18, total market value $41,616,107)	$40,800,000

	Total Repurchase Agreement	40,800,000

	(Cost $40,800,000)
	Total Investments - 99.83%	614,361,123

	(Cost $611,411,625) (d)
	Net Other Assets and Liabilities - 0.17%	1,037,031

	Net Assets - 100.00%	$615,398,154

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2014. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	This security has Sequential collateral.

(d)	Cost for U.S. federal income tax purposes is $611,411,625. As of February 28, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,347,074 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $397,576. The net unrealized appreciation was $2,949,498.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Assets and Liabilities

February 28, 2014 (Unaudited)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

ASSETS:

INVESTMENTS:
Investments and repurchase agreements at cost	$92,045,444	$578,143,283	$611,411,625

Investments at value	$41,845,444	$526,059,515	$573,561,123
Repurchase agreements at value	50,200,000	53,600,000	40,800,000

Total investments and repurchase agreements at value	92,045,444	579,659,515	614,361,123

Cash	30,498	494,843	455,219

RECEIVABLES:
Interest	40,306	407,121	758,604
Investment securities sold	—	260,695	63,912
Portfolio units sold	453	—	—
Reimbursement from Adviser	5,412	—	—
Other assets	1,213	7,094	5,714

Total Assets	92,123,326	580,829,268	615,644,572

LIABILITIES:

PAYABLES:
Custodian fees	14,935	47,127	42,892
Audit fees	10,500	18,250	18,250
Advisory fees	3,094	67,842	71,966
Printing fees	2,939	7,142	7,154
Administration fees	—	22,235	23,587
Distribution fees	—	430	706
Accrued expenses	5,025	97,856	81,863

Total Liabilities	36,493	260,882	246,418

NET ASSETS	$92,086,833	$580,568,386	$615,398,154

NET ASSETS CONSIST OF:
Paid-in capital	$92,079,558	$588,970,131	$629,737,276
Accumulated undistributed (distributions in excess of) net investment income	7,275	10,776	(515,767)
Accumulated net realized gain (loss) on investment transactions	—	(9,928,753)	(16,772,853)
Net unrealized appreciation on investments	—	1,516,232	2,949,498

TOTAL NET ASSETS	$92,086,833	$580,568,386	$615,398,154

TCU Shares:
Net Assets	$92,086,833	$561,908,580	$584,722,961
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	92,127,509	58,756,706	60,000,445

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$9.56	$9.75

Investor Shares:
Net Assets	$—	$18,659,806	$30,675,193
Total Shares outstanding, $0.001 par value (unlimited number of shares authorized)	—	1,951,870	3,147,626

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$—	$9.56	$9.75

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

INVESTMENT INCOME:
Interest	$48,670	$1,684,031	$2,172,686

EXPENSES:
Advisory fees	85,155	447,607	457,375
Administration fees	42,577	146,722	149,921
Legal fees	21,471	71,197	60,874
Audit and tax fees	9,000	16,375	16,375
Custody fees	8,424	36,190	31,572
Accounting fees	16,659	114,821	117,352
Compliance fees	5,929	30,593	28,669
Trustees’ fees	16,345	54,804	55,040
Printing fees	5,902	10,322	10,428
Transfer agent fees	39,069	51,089	49,948
Registration fees	3,796	7,071	4,607
Distribution and Service (12b-1) Fees Investor Shares	—	3,179	4,750
Other expenses	—	67,761	56,479

Total operating expenses	254,327	1,057,731	1,043,390

Trustees’ fees waived	(16,345)	—	—
Advisory fees waived	(63,866)	—	—
Administration fees waived	(42,577)	—	—
Expenses reimbursed by administrator	(62,981)	—	—
Compliance fees waived	(5,929)	—	—
Legal fees waived	(21,471)	—	—

Total expense reductions	(213,169)	—	—

Net operating expenses	41,158	1,057,731	1,043,390

Net Investment Income	7,512	626,300	1,129,296

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investment Transactions	—	(19,650)	281,724
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	—	8,372	979,258

Net Realized and Unrealized Gain/(Loss) on Investments	—	(11,278)	1,260,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:	$7,512	$615,022	$2,390,278

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Money Market Portfolio		Ultra-Short Duration Government Portfolio
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Investment Activities:
Operations:
Net investment income	$7,512	$139,918	$626,300	$1,786,596
Net realized gain on investment transactions	—	1,007	(19,650)	(1,065,876)
Net change in unrealized appreciation (depreciation) of investments	—	—	8,372	(1,725,394)

Net increase (decrease) in net assets resulting from operations	7,512	140,925	615,022	(1,004,674)

Distributions to Shareholders:
From net investment income
TCU Shares	(7,483)	(139,914)	(1,757,829)	(3,782,114)
Investor Shares	—	(4)	(63,125)	(109,362)

Total Distributions	(7,483)	(139,918)	(1,820,954)	(3,891,476)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	110,438,382	321,015,502	13,496,240	145,557,776
Reinvestment of dividends and distributions	4,158	101,276	1,002,914	1,743,391
Cost of shares repurchased	(100,225,815)	(413,369,904)	(65,510,283)	(158,800,786)
Investor Shares:
Proceeds from sale of shares	—	51,378	1,503,760	89,249,275
Reinvestment of dividends and distributions	—	—	7,462	66,691
Cost of shares repurchased	(50,378)	(1,000)	(6,972,690)	(64,919,660)

Net increase (decrease) in net assets resulting from unit transactions	10,166,347	(92,202,748)	(56,472,597)	12,896,687

Net change in net assets	10,166,376	(92,201,741)	(57,678,529)	8,000,537
Net Assets:
Beginning of period	81,920,457	174,122,198	638,246,915	630,246,378
End of period	$92,086,833	$81,920,457	$580,568,386	$638,246,915

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$7,275	$7,246	$10,776	$1,205,430

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	110,438,382	321,015,502	1,410,846	15,109,356
Reinvestment of dividends and distribution	4,158	101,276	104,832	181,254
Shares repurchased	(100,225,815)	(413,369,904)	(6,846,416)	(16,552,704)

Total TCU Share Transaction	10,216,725	(92,253,126)	(5,330,738)	(1,262,094)

Investor Shares:
Shares Sold	—	51,378	156,740	9,279,335
Reinvestment of dividends and distribution	—	—	780	6,943
Shares repurchased	(50,378)	(1,000)	(728,925)	(6,763,003)

Total Investor Share Transaction	(50,378)	50,378	(571,405)	2,523,275

Net increase (decrease) in shares outstanding	10,166,347	(92,202,748)	(5,902,143)	1,261,181

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Short Duration Portfolio
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Investment Activities:
Operations:
Net investment income	$1,129,296	$2,366,032
Net realized gain/(loss) on investment transactions	281,724	(1,496,538)
Net change in unrealized appreciation (depreciation) of investments	979,258	(2,462,432)

Net increase (decrease) in net assets resulting from operations	2,390,278	(1,592,938)

Distributions to Shareholders:
From net investment income
TCU Shares	(1,870,079)	(3,557,980)
Investor Shares	(99,645)	(100,285)

Total Distributions	(1,969,724)	(3,658,265)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	44,002,200	80,514,717
Reinvestment of dividends and distributions	1,075,605	1,928,226
Cost of shares repurchased	(32,274,689)	(51,037,609)
Investor Shares:
Proceeds from sale of shares	—	35,746,283
Reinvestment of dividends and distributions	54,685	43,705
Cost of shares repurchased	(5,000,760)	—

Net increase in net assets resulting from unit transactions	7,857,041	67,195,322

Net change in net assets	8,277,595	61,944,119
Net Assets:
Beginning of period	607,120,559	545,176,440
End of period	$615,398,154	$607,120,559

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$(515,767)	$324,661

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	4,514,296	8,225,902
Reinvestment of dividends and distribution	110,392	196,916
Shares repurchased	(3,312,283)	(5,228,833)

Total TCU Share Transaction	1,312,405	3,193,985

Investor Shares:
Shares Sold	—	3,650,737
Reinvestment of dividends and distribution	5,612	4,475
Shares repurchased	(513,198)	—

Total Investor Share Transaction	(507,586)	3,655,212

Net increase in shares outstanding	804,819	6,849,197

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Money Market Portfolio — TCU Shares
	Six Months Ended February 28, 2014 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Net Asset Value,
Beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01

Total income from investment operations	0.00		0.00	0.00	0.00	0.00	0.01

Less Distributions from:
Investment income	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	(0.01)
Return of capital	—		—	—	0.00 (b)	—	—

Total Distributions	0.00		0.00	0.00	0.00	0.00	(0.01)

Net Asset Value,
End of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.01%		0.08%	0.05%	0.05%	0.11%	0.63%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$92,087		$81,870	$174,122	$181,203	$239,848	$944,997
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.10	%(d)	0.10%	0.14%	0.18%	0.20%	0.20	%(e)
Expenses before waivers and reimbursements	0.58	%(d)	0.48%	0.48%	0.50%	0.40%	0.36%
Net investment income (net of waivers and reimbursements)	0.02	%(d)	0.09%	0.05%	0.04%	0.11%	0.52%
Net investment income (before waivers and reimbursements)	(0.47	)%(d)	(0.29)%	(0.30)%	(0.28)%	(0.08)%	0.36%

(a)	Calculated based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year. Total returns are not annualized for periods less than one full year.
(d)	Annualized.
(e)	The Money Market Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — TCU Shares
	Six Months Ended February 28, 2014 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Net Asset Value,
Beginning of year	$9.58		$9.64	$9.62	$9.61	$9.61	$9.45

Income from Investment Operations:
Net investment income(a)(b)	0.01		0.02	0.04	0.04	0.09	0.19
Net realized and unrealized gain/(loss) on investment transactions	—		(0.03)	0.02	0.02	0.02	0.17

Total income from investment operations	0.01		(0.01)	0.06	0.06	0.11	0.36

Less Distributions from:
Investment income(b)	(0.03)		(0.05)	(0.04)	(0.05)	(0.11)	(0.20)

Total Distributions	(0.03)		(0.05)	(0.04)	(0.05)	(0.11)	(0.20)

Net Asset Value,
End of year	$9.56		$9.58	$9.64	$9.62	$9.61	$9.61

Total Return(c)	0.10%		(0.08)%	0.58%	0.64%	1.11%	3.85%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$561,909		$614,074	$630,246	$563,153	$348,810	$362,641
Ratios to average net assets:
Expenses	0.36	%(d)	0.34%	0.34%	0.36%	0.35%	0.35%
Net investment income	0.21	%(d)	0.25%	0.38%	0.44%	0.99%	1.96%
Portfolio Turnover Rate	24	%(e)	224%	105%	193%	237%	179%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year. Total returns are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — Investor Shares
	Six Months Ended February 28, 2014 (Unaudited)		For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.58		$9.64

Income from Investment Operations:
Net investment income(b)(c)	0.01		0.02
Net realized and unrealized (loss) on investment transactions	—		(0.04)

Total income from investment operations	0.01		(0.02)

Less Distributions from:
Investment income	(0.03)		(0.04)

Total Distributions	(0.03)		(0.04)

Net Asset Value,
End of period	$9.56		$9.58

Total Return(c)	0.08%		(0.25)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$18,660		$24,173
Ratios to average net assets:
Expenses	0.39	%(d)	0.37	%(d)
Net investment income	0.18	%(d)	0.22	%(d)
Portfolio Turnover Rate	24	%(e)	224	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — TCU Shares
	Six Months Ended February 28, 2014 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Net Asset Value,
Beginning of year	$9.74		$9.82	$9.79	$9.76	$9.58	$9.44

Income from Investment Operations:
Net investment income(a)(b)	0.02		0.04	0.06	0.10	0.19	0.27
Net realized and unrealized gain (loss) on investment transactions	0.02		(0.06)	0.04	0.04	0.18	0.16

Total income from investment operations	0.04		(0.02)	0.10	0.14	0.37	0.43

Less Distributions from:
Investment income(b)	(0.03)		(0.06)	(0.07)	(0.11)	(0.19)	(0.29)
Return of capital	—		—	—	—	0.00 (c)	—

Total Distributions	(0.03)		(0.06)	(0.07)	(0.11)	(0.19)	(0.29)

Net Asset Value,
End of year	$9.75		$9.74	$9.82	$9.79	$9.76	$9.58

Total Return(d)	0.43%		(0.19)%	1.02%	1.49%	3.86%	4.60%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$584,723		$571,525	$545,176	$477,308	$339,138	$386,244
Ratios to average net assets:
Expenses	0.35	%(e)	0.34%	0.35%	0.36%	0.35%	0.34%
Net investment income	0.38	%(e)	0.40%	0.60%	1.03%	1.91%	2.87%
Portfolio Turnover Rate	91	%(f)	229%	173%	283%	280%	293%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year. Total returns are not annualized for periods less than one full year.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — Investor Shares
	Six Months Ended February 28, 2014 (Unaudited)		For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.74		$9.82

Income from Investment Operations:
Net investment income(b)(c)	0.02		0.03
Net realized and unrealized gain (loss) on investment transactions	0.02		(0.07)

Total income from investment operations	0.04		(0.04)

Less Distributions from:
Investment income(c)	(0.03)		(0.04)

Total Distributions	(0.03)		(0.04)

Net Asset Value,
End of period	$9.75		$9.74

Total Return(d)	0.41%		(0.37)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$30,675		$35,596
Ratios to average net assets:
Expenses	0.38	%(e)	0.37	%(e)
Net investment income	0.35	%(e)	0.37	%(e)
Portfolio Turnover Rate	91	%(f)	229	%(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns are not annualized for periods less than one full year.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2014 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that have open accounts in the particular Portfolio as of such date. The Investor Shares commenced operations on May 15, 2013 for the Money Market Portfolio and November 30, 2012 for the Ultra-Short Duration Government and Short Duration Portfolios.

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the period. For the six months ended February 28, 2014, there were no transfers between Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2014 is as follows:

	Money Market Portfolio
	Total Market Value at 2/28/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$92,045,444	$—	$92,045,444	$—

*	Please refer to Schedule of Investments for security type breakout.

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Notes to Financial Statements

Six Months Ended February 28, 2014 (Unaudited) (continued)

	Ultra-Short Duration Government Portfolio
	Total Market Value at 2/28/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,448,864	$—	$1,448,864	$—
Collateralized Mortgage Obligations	92,134,472	—	92,134,472	—
Mortgage-Backed Obligations	76,255,222	—	76,255,222	—
Agency Debentures	63,600,976	—	58,100,976	5,500,000
U.S. Treasury Obligations	261,397,017	—	261,397,017	—
U.S. Government-Backed Obligations	31,222,964	—	31,222,964	—
Repurchase Agreement	53,600,000	—	53,600,000	—

	$579,659,515	$—	$574,159,515	$5,500,000

	Short Duration Government Portfolio
	Total Market Value at 02/28/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$614,361,123	$—	$614,361,123	$—

*	Please refer to Schedule of Investment for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2014:

Ultra-Short Duration Government Portfolio

Fair Value, beginning of period	$5,750,000
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	—

Fair Value, end of period	$5,500,000

Short Duration Government Portfolio

Fair Value, beginning of period	$2,388,251
Transfers into Level 3	—
Transfers out of Level 3	(2,388,251)
Gross purchases	—
Gross sales	—
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	—

Fair Value, end of period	$—

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments. For the Short Duration Government Portfolio, the transfer out of Level 3 occurred as a result of the security being observable and timely as of February 28, 2014.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C. Distribution to Shareholders

Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio. Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

F. Federal Taxes

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the

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Notes to Financial Statements

Six Months Ended February 28, 2014 (Unaudited) (continued)

accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G. Expenses

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

H. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2014. The gross value and related collateral received for these investments are presented in the Portfolios’ Schedules of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by the Portfolios exceeded the value of the repurchase agreements as of February 28, 2014.

I. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

J. Mortgage Dollar Rolls

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

K. New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any

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Notes to Financial Statements

Six Months Ended February 28, 2014 (Unaudited) (continued)

changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee (“advisory fee”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset Level	Contractual Rate
Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15

Ultra-Short Duration	first $250 million	0.18
Government and	next $250 million	0.16
Short Duration(1)	in excess of $500 million	0.14

(1)	Advisory fee rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

Effective April 6, 2011, GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.05% of average daily net assets through August 31, 2014. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2014, GSAM waived advisory fees amounting to $63,866.

B. Administration Agreement

Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 36 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Money Market	0.10%
Ultra-Short Duration Government	0.05
Short Duration	0.05

Effective April 8, 2011, CUFSLP has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2014. This voluntary waiver may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2014, CUFSLP waived administration fees amounting to $42,577.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services to the Portfolios pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to such Agreement, effective February 1, 2013 BNY Mellon is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $200 million	0.035%
from $200 to $500 million	0.030
from $500 to $1 billion	0.025
in excess of $1 billion	0.020

(1)

Portfolios are subject to an aggregate minimum annual base fee of $75,000. In addition, each Portfolio is subject to annual base fees for Financial Reporting, Tax and Regulatory Administration services.

Prior to February 1, 2013, BNY Mellon was entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	BNY Mellon Fee(1)(2)
Money Market	0.0206%
Ultra-Short Duration Government	0.0206
Short Duration	0.0206

(1)

In addition, there was an annual base fee of $10,300 for the Money Market Portfolio. For the Ultra-Short Duration Government and Short Duration Portfolios, there were annual base fees of $51,500 for each Portfolio from April 1, 2012 through September 30, 2012 and of $36,050 for each Portfolio from October 1, 2012 through January 31, 2013.

(2)	Prior to April 1, 2012, the BNY Mellon fee was 0.02%.

C. Other Agreements

Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent that the total annualized expenses of each class (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fee otherwise payable or pay such expenses of the Money Market Portfolio. This voluntary waiver may be modified or eliminated by CUFSLP in the future at its discretion. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2014, CUFSLP reimbursed Portfolio expenses amounting to $62,981.

CFS serves as exclusive distributor of shares of the Portfolios. CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2014. CFS received $1,136 from the Portfolios under the Distribution Plan, as described below.

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Notes to Financial Statements

Six Months Ended February 28, 2014 (Unaudited) (continued)

BNY Mellon serves as transfer agent of the Portfolios and receives a fee (“transfer agent fee”) from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The waived fees are allocated to the Money Market Portfolio through August 31, 2014. For the six months ended February 28, 2014, the board waived Trustees’ fees amounting to $16,345.

Effective April 11, 2011, Drinker, Biddle & Reath, LLP (“DBR”), counsel to the Trust, and Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of their legal fees. The waived fees are allocated to the Money

Market Portfolio through August 31, 2014. For the six months ended February 28, 2014, DBR and Nisen & Elliott, LLC waived legal fees amounting to $19,867 and $1,604, respectively.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to reduce its fee by 10%. The fee reduction is allocated to the Money Market Portfolio through August 31, 2014. For the six months ended February 28, 2014, Vigilant Compliance Services waived compliance fees amounting to $5,929.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is not currently charging a fee under the 12b-1 Plan with respect to Investor Shares of the Money Market Portfolio and is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each of the Ultra-Short Duration Portfolio and Short Duration Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2014, the Ultra-Short Duration Government Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $3,179 and $4,750, respectively.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios for the six months ended February 28, 2014 were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Purchases of U.S. Government and agency obligations	$81,000,861	$508,843,046
Purchases (excluding U.S. Government and agency obligations)	—	—
Sales or maturities of U.S. Government and agency obligations	254,230,547	544,198,859
Sales or maturities (excluding U.S. Government and agency obligations)	73,079,956	33,944,488

Note 5. Other Matters

Exemptive Order – Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Note 6. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2013 was as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$143,573	$3,888,020	$3,635,405
Long Term Capital Gains	—	—	—
Capital	—	—	—

Total taxable distributions	$143,573	$3,888,020	$3,635,405

The tax character of distributions paid for the fiscal year ended August 31, 2012 was as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$65,260	$2,106,931	$3,644,807
Long Term Capital Gains	—	—	—
Capital	—	—	—

Total taxable distributions	$65,260	$2,106,931	$3,644,807

As of August 31, 2013, the components of accumulated earnings (losses) on a tax basis for the Money Market Portfolio, the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio were as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Undistributed ordinary income—net	$7,939	$1,712,611	$603,919

Total undistributed earnings	$7,939	$1,712,611	$603,919
Capital loss carryforward(1)	—	(6,074,939)	(14,040,096)
Timing differences (dividends payable and late-year losses)	(693)	(3,962,644)	(3,140,395)
Unrealized gains—net	—	1,129,159	1,816,896

Total accumulated losses—net	$7,246	$(7,195,813)	$(14,759,676)

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

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Notes to Financial Statements

Six Months Ended February 28, 2014 (Unaudited) (continued)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
2014	$—	$(3,307,602)	$(4,961,384)
2015	—	(1,903,494)	(5,253,669)
2016	—	(199,455)	—
2017	—	—	—
2018	—	—	(3,825,043)
2019	—	(163,234)	—
No Expiration – Long Term	—	(380,815)	—
No Expiration – Short Term	—	(120,339)	—

During the fiscal year ended August 31, 2013, the Short Duration Portfolio utilized $45,699 of capital loss carryforwards.

Net capital losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2013, the Portfolios deferred to September 1, 2013 late year capital and ordinary losses of:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Late Year Capital Losses	$—	$3,833,647	$3,014,481

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals. In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards.

Portfolio	Paid-in Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss
Money Market	$—	$1,007	$(1,007)
Ultra-Short Duration Government	(18,759,627)	2,695,035	16,064,592
Short Duration	—	1,885,991	(1,885,991)

Note 7. Credit and Concentration Risk

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating of U.S. Government debt obligations from AAA to AA+. Shortly thereafter, S&P also downgraded the long-term credit ratings of U.S. government-sponsored enterprises. These actions initially have had an adverse effect on financial markets. It is possible that the downgrade of the U.S. Government’s credit rating may create broader financial turmoil and uncertainty, which would weigh heavily on the global financial system. The downgrade could, for example, disrupt money markets and long-term or short-term fixed income markets. These consequences could adversely affect returns on the Portfolios’ investments and their ability to continue to acquire targeted assets on attractive terms. It is not possible to precisely predict the longer-term impact of the downgrade on the financial markets and the participants therein.

Note 8. Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that, except as noted below, there were no subsequent events requiring recognition or disclosure in the financial statements.

At a meeting held on March 26, 2014, the Board of Trustees of the Trust voted to suspend the operations of the Money Market Portfolio effective as of the close of business on May 30, 2014. Shareholders of the Money Market Portfolio will be asked to redeem their shares in the Portfolio prior to such date. In light of such suspension, the Board of Trustees voted to close the Money Market Portfolio to all new investment (including the reinvestment of dividends) as of the close of business on May 9, 2014.

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Additional Information (Unaudited)

Expenses – Six-Month Period Ended February 28, 2014

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 through February 28, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Money Market Portfolio				Ultra-Short Duration Government Portfolio				Short Duration Portfolio

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*
TCU Shares
Actual	$1,000.00	$1,000.10		$0.50	$1,000.00	$1,001.00		$1.79	$1,000.00	$1,004.30		$1.74
Hypothetical 5% Return	1,000.00	1,024.30	+	0.50	1,000.00	1,023.01	+	1.81	1,000.00	1,023.06	+	1.76
Investor Shares
Actual	—	—		—	1,000.00	1,000.80		1.93	1,000.00	1,004.10		1.89
Hypothetical 5% Return	—	—		—	1,000.00	1,022.86	+	1.96	1,000.00	1,022.91	+	1.91

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.10%, 0.36% and 0.35% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio, and Short Duration Portfolio, TCU shares, respectively and 0.39% and 0.38% for the Ultra-Short Duration Government Portfolio and Short-Duration Portfolio, Investors shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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Trustees

James C. Barr, Chairman

James F. Regan, Vice Chairman

Robert M. Coen

Rudolf J. Hanley

Stanley Hollen

Gary Oakland

Eugene A. O’Rourke

Wendell A. Sebastian

Officers

Jay E. Johnson, President and Treasurer

Jonathan K. Jeffreys, Vice President and Assistant Treasurer

Mary Jo Reilly, Secretary

Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator

Callahan Credit Union Financial Services Limited Liability Limited Partnership

Investment Adviser

Goldman Sachs Asset Management, L.P., an affiliate of Goldman, Sachs & Co.

Administrative & Fund Accounting Agent/Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Distributor

Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	May 1, 2014

* Print the name and title of each signing officer under his or her signature.